Note 4 - Property and Equipment (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Maximum [Member] | Building and Building Improvements [Member]
Note 4 - Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	40 years	40 years		40 years	[1]
Maximum [Member] | Mining Equipment [Member]
Note 4 - Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	7 years	7 years		7 years	[1]
Contract Mining Operations [Member]
Note 4 - Property and Equipment (Details) [Line Items]
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent		$ 445,180		$ 445,180
Dragon Mine [Member]
Note 4 - Property and Equipment (Details) [Line Items]
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent		500,000		500,000
Additional Depreciation [Member]
Note 4 - Property and Equipment (Details) [Line Items]
Depreciation		$ 587,427		587,427
Depreciation	$ 326,222		$ 108,386	$ 1,164,366		$ 317,570	$ 280,991

[1]	See Note 4 for explanation of a change in useful life in 2014.